GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class P, Class R, Class R6 and

Separate Account Institutional Shares (as applicable) of the

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Municipal Income Completion Fund

(the “Funds”)

Supplement dated March 12, 2021 to the

Statements of Additional Information (“SAIs”),

each dated July 29, 2020, as supplemented to date

Effective immediately, Sylvia Yeh will become a portfolio manager for the Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Municipal Income Completion Fund. Scott Diamond and Joseph Wenzel will continue to manage the Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Short Duration Tax-Free Fund and Goldman Sachs Municipal Income Completion Fund.

Accordingly, effective immediately, the Funds’ SAIs are revised as follows:

The following rows are added to the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” section of the Goldman Sachs Dynamic Municipal Income, Goldman Sachs High Yield Municipal, Goldman Sachs Short Duration Tax-Free and Goldman Sachs Long Short Credit Strategies Funds’ SAI:

	Number of Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)
Dynamic Municipal Income Fund
Sylvia Yeh**	62	$341,025	201	$226,149	24,484	$344,417	—	—	22	$4,234	8	$4,692
High Yield Municipal Fund
Sylvia Yeh**	62	$341,025	201	$226,149	24,484	$344,417	—	—	22	$4,234	8	$4,692
Short Duration Tax-Free Fund
Sylvia Yeh**	62	$341,025	201	$226,149	24,484	$344,417	—	—	22	$4,234	8	$4,692
Long Short Credit Strategies Fund
Aakash Thombre***	15	$7,072	45	$13,911	2,200	$165,020	—	—	6	$3,660	8	$2,465

**	Information for this Portfolio Manager is as of January 31, 2021.

***	Information for this Portfolio Manager is as of December 31, 2020.

The following row is added to the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” section of the Goldman Sachs Municipal Income Completion Fund’s SAI:

	Number of Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)
Sylvia Yeh*	62	$341,025	201	$226,149	24,484	$344,417	—	—	22	$4,234	8	$4,692

*	Information for this Portfolio Manager is as of January 31, 2021.

The following rows are added to the “Management Services—Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” section of the Goldman Sachs Dynamic Municipal Income, Goldman Sachs High Yield Municipal and Goldman Sachs Short Duration Tax-Free Funds’ SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Dynamic Municipal Income Fund
Sylvia Yeh**	None
High Yield Municipal Fund
Sylvia Yeh**	$1-$10,000
Short Duration Tax-Free Fund
Sylvia Yeh**	None

**	Information for this Portfolio Manager is as of January 31, 2021.

The following row is added to the “Management Services—Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” section of the Goldman Sachs Municipal Income Completion Fund’s SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Sylvia Yeh*	None

*	Information for this Portfolio Manager is as of January 31, 2021.

This Supplement should be retained with your SAI for future reference.

PMCHGSAIFIMICSTK 03-21